Liquidity and Going Concern (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 17, 2025 SGD ($)
Liquidity and Going Concern [Line Items]
Net loss	$ (8,122,842)	$ (4,774,087)	$ (1,129,489)
Net cash used in operating activities	(9,510,287)	(4,942,098)	$ (609,946)
Accumulated deficit	(14,306,387)	(6,183,545)
Cash	194,113	$ 1,808,603
Working capital	$ 313,733
Forecast [Member]
Liquidity and Going Concern [Line Items]
Cash				$ 8.0